Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure segment information [text block]
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
For the year ended December 31, 2018
Revenues	37,374	52,252	94,956	184,582	139	184,721
Segment EBITDA	11,536	10,252	10,785	32,573	(10,122)	22,451
Segment EBITDA %	30.9%	19.6%	11.4%	17.6%	−	12.2%
For the year ended December 31, 2017
Revenues	35,770	42,841	63,712	142,323	250	142,573
Segment EBITDA*	13,926	4,400	4,439	22,765	(9,797)	12,968
Segment EBITDA %	38.9%	10.3%	7.0%	16.0%	−	9.1%
For the year ended December 31, 2016
Revenues	30,122	37,910	46,406	114,438	39	114,477
Segment EBITDA	10,130	894	3,848	14,872	(6,391)	8,481
Segment EBITDA %	33.6%	2.4%	8.3%	13.0%	−	7.4%

Disclosure of segment EBITDA [text block]
	For the year ended December 31,
in 000€	2018	2017*	2016
Segment EBITDA	32,573	22,765	14,872
Depreciation, amortization and impairment	(17,287)	(12,576)	(8,374)
Corporate research and development	(1,913)	(2,017)	(1,673)
Corporate headquarter costs	(10,358)	(9,690)	(8,646)
Other operating income (expense)	2,149	1,910	3,928
Operating (loss) profit	5,164	392	107
Financial expenses	(4,864)	(4,728)	(2,437)
Financial income	3,627	3,210	2,039
Income taxes	(425)	(522)	(1,710)
Share in loss of joint venture	(475)	(469)	(1,018)
Net (loss) profit	3,027	(2,117)	(3,019)

Disclosure of geographical areas [text block]
	As of December 31,
in 000€	2018	2017*	2016

United States of America (USA)	3,953	3,880	4,697
Americas other than USA	62	29	35
Europe (without Belgium)	82,427	81,988	23,984
Belgium	48,873	46,576	34,074
Asia-Pacific	1,039	744	898
Total	136,354	133,217	63,688